Exhibit 99.2

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2021,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2021, leases with a total base residual value of $11,457,191.86 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	March	$1,335,678,572.64
	April	$1,299,937,651.13	$24,147,793.93	6.73%	$18,887,315.11	1.74%
	May	$1,266,028,955.66	$23,718,259.59	6.61%	$17,350,900.65	1.60%
	June	$1,225,502,139.38	$23,125,833.84	6.44%	$24,374,758.30	2.25%
	July	$1,181,036,227.87	$22,428,764.84	6.25%	$28,787,871.73	2.66%
	August	$1,132,842,938.73	$21,629,195.43	6.03%	$33,070,072.80	3.05%
	September	$1,081,706,336.45	$20,755,026.20	5.78%	$36,622,290.24	3.38%
	October	$1,036,009,990.33	$20,001,950.48	5.57%	$31,653,315.20	2.92%
	November	$989,805,899.95	$19,241,000.25	5.36%	$32,670,442.31	3.01%
	December	$938,466,051.58	$18,357,032.97	5.11%	$38,435,393.75	3.55%
2022-	January	$898,153,167.62	$17,713,163.56	4.93%	$27,769,301.52	2.56%
	February	$854,941,075.40	$17,027,783.42	4.74%	$31,131,831.05	2.87%
	March	$813,287,412.37	$16,376,369.17	4.56%	$29,986,573.56	2.77%
	April	$768,476,862.42	$15,617,256.51	4.35%	$33,672,882.16	3.11%
	May	$713,915,884.43	$14,643,323.03	4.08%	$44,150,427.11	4.07%
	June	$656,999,420.46	$13,604,373.14	3.79%	$47,244,581.04	4.36%
	July	$604,540,529.14	$12,633,225.88	3.52%	$43,444,782.45	4.01%
	August	$548,037,913.98	$11,544,070.93	3.22%	$48,288,977.27	4.45%
	September	$476,078,586.61	$10,115,992.41	2.82%	$64,862,602.53	5.98%
	October	$414,152,241.01	$8,888,352.49	2.48%	$55,660,766.44	5.14%
	November	$347,097,788.83	$7,520,014.84	2.09%	$61,816,230.66	5.70%
	December	$274,612,198.07	$6,021,974.63	1.68%	$68,376,219.87	6.31%
2023-	January	$218,059,697.37	$4,808,799.88	1.34%	$53,257,069.69	4.91%
	February	$158,848,576.19	$3,522,040.43	0.98%	$56,890,848.20	5.25%
	March	$113,939,248.97	$2,564,784.35	0.71%	$43,220,081.03	3.99%
	April	$72,383,372.98	$1,674,097.51	0.47%	$40,509,697.79	3.74%
	May	$37,228,718.85	$873,219.29	0.24%	$34,680,249.17	3.20%
	June	$11,884,570.27	$296,360.00	0.08%	$25,252,991.16	2.33%
	July	$2,973,982.66	$73,748.50	0.02%	$8,902,365.52	0.82%
	August	$427,871.68	$13,583.85	0.00%	$2,549,032.35	0.24%
	September	$160,748.35	$6,409.37	0.00%	$263,211.00	0.02%
	October	$84,019.25	$3,427.14	0.00%	$74,319.75	0.01%
	November	$58,785.07	$2,400.69	0.00%	$23,361.00	0.00%
	December	$47,034.18	$2,082.93	0.00%	$10,055.00	0.00%
2024-	January	$32,814.74	$1,370.15	0.00%	$13,170.00	0.00%
	February	$12,421.68	$633.86	0.00%	$20,000.00	0.00%
	March	$0.00	$0.00	0.00%	$12,490.00	0.00%

Total			$358,953,715.49	100.00%	$1,083,936,477.41	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,442,890,192.90

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2021	Car	91	49.73%	$2,560	7.43%	19.78%
	CUV	187	47.95%	$3,220	8.32%	19.91%
	SUV	7	21.21%	$13,242	16.29%	36.51%
	Truck	11	13.92%	$6,113	11.76%	23.88%

	Total/Average	296	43.21%	$3,362	8.64%	21.00%

FEBRUARY 2021	Car	109	49.55%	$3,227	9.42%	24.83%
	CUV	224	47.06%	$3,987	10.35%	24.31%
	SUV	10	29.41%	$13,233	15.89%	34.19%
	Truck	8	9.64%	$8,674	15.29%	31.66%

	Total/Average	351	43.17%	$4,121	10.60%	25.40%

MARCH 2021	Car	161	52.96%	$4,867	14.43%	38.58%
	CUV	339	43.57%	$5,421	14.59%	34.19%
	SUV	18	31.58%	$15,487	18.68%	39.72%
	Truck	27	12.74%	$9,667	18.16%	35.59%

	Total/Average	545	40.34%	$5,800	15.08%	35.76%